AXS Green Alpha ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.9%
	AUTO MANUFACTURERS — 2.3%
73,916	Proterra, Inc.*	$278,663
12,636	Rivian Automotive, Inc. - Class A*	232,882
6,045	Tesla, Inc.*	744,623
		1,256,168
	AUTO PARTS & EQUIPMENT — 0.8%
78,527	QuantumScape Corp.*	445,248
	BIOTECHNOLOGY — 12.9%
22,135	Arcturus Therapeutics Holdings, Inc.*	375,410
60,038	Caribou Biosciences, Inc.*	377,039
39,713	CRISPR Therapeutics A.G.*,1	1,614,333
98,035	Editas Medicine, Inc.*	869,570
2,971	Illumina, Inc.*	600,736
15,521	Intellia Therapeutics, Inc.*	541,528
13,773	Moderna, Inc.*	2,473,906
9,370	Verve Therapeutics, Inc.*	181,310
		7,033,832
	BUILDING MATERIALS — 0.8%
9,766	Trex Co., Inc.*	413,395
	CHEMICALS — 1.1%
15,723	Daqo New Energy Corp. - ADR*,1	607,065
	COMMERCIAL SERVICES — 1.8%
15,332	Block, Inc.*	963,463
	COMPUTERS — 6.8%
3,782	Apple, Inc.	491,395
11,594	Fortinet, Inc.*	566,831
14,792	International Business Machines Corp.	2,084,045
16,926	Rapid7, Inc.*	575,145
		3,717,416
	DIVERSIFIED FINANCIAL SERVICES — 2.7%
50,681	Hannon Armstrong*	1,468,735
	ELECTRIC — 3.3%
65,351	Brookfield Renewable Corp. - Class A1	1,799,767
	ELECTRICAL COMPONENTS & EQUIPMENT — 1.2%
21,814	ABB Ltd. - ADR[1]	664,455

AXS Green Alpha ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRONICS — 0.5%
3,532	Advanced Energy Industries, Inc.	$302,975
	ENERGY-ALTERNATE SOURCES — 19.3%
31,170	Canadian Solar, Inc.*,1	963,153
2,992	Enphase Energy, Inc.*	792,760
7,625	First Solar, Inc.*	1,142,149
31,790	JinkoSolar Holding Co., Ltd. - ADR*,1	1,299,575
26,182	Maxeon Solar Technologies Ltd.*,1	420,483
1,662	SolarEdge Technologies, Inc.*	470,795
53,095	SunPower Corp.*	957,303
19,013	Sunrun, Inc.*	456,692
80,971	TPI Composites, Inc.*	821,046
111,860	Vestas Wind Systems	3,244,459
		10,568,415
	ENVIRONMENTAL CONTROL — 0.9%
99,007	Li-Cycle Holdings Corp.*,1	471,273
	FOOD — 2.6%
6,005	Danone	315,507
50,937	Natural Grocers by Vitamin Cottage, Inc.	465,564
20,505	Sprouts Farmers Market, Inc.*	663,747
		1,444,818
	HEALTHCARE-PRODUCTS — 1.9%
130,385	Pacific Biosciences of California, Inc.*	1,066,549
	HEALTHCARE-SERVICES — 1.1%
230,736	Invitae Corp.*	429,169
94,739	Personalis, Inc.*	187,583
		616,752
	INVESTMENT COMPANIES — 2.1%
97,032	Horizon Technology Finance Corp.	1,125,571
	OFFICE FURNISHINGS — 1.0%
30,561	Interface, Inc.	301,637
38,188	Steelcase, Inc. - Class A	269,989
		571,626
	REITS — 12.4%
8,041	Alexandria Real Estate Equities*	1,171,332
7,947	Boston Properties, Inc.*	537,058
9,724	Digital Trust Realty, Inc.*	975,025
1,496	Equinix, Inc.*	979,925

AXS Green Alpha ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REITS (Continued)
104,587	Hudson Pacific Properties*	$1,017,632
17,019	Kilroy Realty Corp.*	658,125
21,007	SL Green Realty Corp.*	708,356
34,180	Vornado Realty Trust*	711,286
		6,758,739
	SEMICONDUCTORS — 19.9%
2,971	Analog Devices, Inc.	487,333
20,047	Applied Materials, Inc.	1,952,177
2,950	ASML Holding N.V.[1]	1,611,880
44,513	Infineon Technologies A.G.	1,350,610
3,324	Lam Research Corp.	1,397,077
11,844	QUALCOMM, Inc.	1,302,130
32,578	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR[1]	2,426,735
5,427	Wolfspeed, Inc.*	374,680
		10,902,622
	TELECOMMUNICATIONS — 1.5%
40,022	SK Telecom Co., Ltd. - ADR[1]	824,053
	TOTAL COMMON STOCKS
	(Cost $53,805,823)	53,022,937
	TOTAL INVESTMENTS — 96.9%
	(Cost $53,805,823)	53,022,937
	Other Assets in Excess of Liabilities — 3.1%	1,669,585
	TOTAL NET ASSETS — 100.0%	$54,692,522

ADR – American Depository Receipt

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.